GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of balance of goodwill based on fair value by new reporting unit

        The following tables present the balance of goodwill by reporting unit, including the changes in carrying amount of goodwill, for the years ended December 31, 2015 and 2014 (in thousands):

	Balance as of January 1, 2015	Additions	Deductions	Foreign Currency Translation	Goodwill Impairment	Balance as of December 31, 2015
Exchange	$495,748	$—	$—	$—	$—	$495,748
Rental	20,396	—	—	—	—	20,396
VO management	39,160	—	—	(837)	—	38,323
VO sales and financing	6,946	—	—	—	—	6,946

Total	$562,250	$0	$—	$(837)	$—	$561,413

	Balance as of January 1, 2014	Additions	Deductions	Foreign Currency Translation	Goodwill Impairment	Balance as of December 31, 2014
Exchange	$483,462	$12,286	$—	$—	—	$495,748
Rental	20,396	—	—	—	—	20,396
VO management	36,981	3,307	—	(1,128)	—	39,160
VO sales and financing	—	6,946	—	—	—	6,946

Total	$540,839	$22,539	$—	$(1,128)	$—	$562,250

Schedule of balance of goodwill by reporting unit

        The balance of other intangible assets, net for the years ended December 31, 2015 and 2014 is as follows (in thousands):

	December 31,
	2015	2014
Intangible assets with indefinite lives	$127,345	$131,336
Intangible assets with definite lives, net	123,022	137,539

Total intangible assets, net	$250,367	$268,875

Schedule of balance of intangible assets, net

        At December 31, 2015 and 2014, intangible assets with indefinite lives relate to the following (in thousands):

	December 31,
	2015	2014
Resort management contracts	$83,429	$87,420
Trade names and trademarks	43,916	43,916

Total	$127,345	$131,336

Schedule of intangible assets with indefinite lives

        At December 31, 2015, intangible assets with definite lives relate to the following (in thousands):

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Amortization Life (Years)
Customer relationships	$168,400	$(131,710)	$36,690	20.8
Purchase agreements	75,879	(75,879)	—	—
Resort management contracts	129,168	(46,576)	82,592	13.7
Technology	25,076	(25,076)	—	—
Other	21,798	(18,058)	3,740	2.5

Total	$420,321	$(297,299)	$123,022

Schedule of intangible assets with definite lives

        At December 31, 2014, intangible assets with definite lives relate to the following (in thousands):

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Amortization Life (Years)
Customer relationships	$168,400	$(129,942)	$38,458	21.8
Purchase agreements	75,879	(75,443)	436	0.9
Resort management contracts	129,864	(36,790)	93,074	13.8
Technology	25,076	(25,076)	—	—
Other	21,815	(16,244)	5,571	3.4

Total	$421,034	$(283,495)	$137,539

Schedule of amortization expense of intangible assets with definite lives

Based on the December 31, 2015 balances, amortization expense for the next five years and thereafter is estimated to be as follows (in thousands):

Year Ended December 31,
2016	$12,629
2017	11,396
2018	10,778
2019	10,047
2020	10,047
2021 and thereafter	68,125

$123,022